Segment Information (Reconciliation Of Segment Information To Total Consolidated Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Third party	$ 6,796,110		$ 6,129,825		$ 5,450,522
Intersegment	0		0		0
Total	6,796,110		6,129,825		5,450,522
Segment profitability	1,109,349		1,005,449		721,584
Generics Segment
Segment Reporting Information [Line Items]
Third party	5,946,203		5,544,975		5,012,422
Intersegment	3,088		2,480		40,116
Total	5,949,291		5,547,455		5,052,538
Segment profitability	1,706,783		1,607,910		1,388,736
Specialty Segment
Segment Reporting Information [Line Items]
Third party	849,907		584,850		438,100
Intersegment	36,991		70,005		61,772
Total	886,898		654,855		499,872
Segment profitability	319,243		240,440		132,222
Corporate / Other
Segment Reporting Information [Line Items]
Third party	0	[1]	0	[1]	0	[1]
Intersegment	(40,079)	[1]	(72,485)	[1]	(101,888)	[1]
Total	(40,079)	[1]	(72,485)	[1]	(101,888)	[1]
Segment profitability	$ (916,677)	[1]	$ (842,901)	[1]	$ (799,374)	[1]

[1]	Includes certain corporate general and administrative and research and development expenses; net charges for litigation settlements; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.